FINANCIAL ASSETS (Details Narrative) - EUR (€)	1 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2019	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Jun. 30, 2020	Jan. 03, 2019
Reserve Quantities [Line Items]
Cash and cash equivalents					€ 268,360		€ 0
Codere Online Busines [Member]
Reserve Quantities [Line Items]
Cash and cash equivalents		€ 2,886,000	€ 2,647,000
Trade receivables and other current assets		357,000	498,000
Current financial assets		3,327,000	4,412,000
Current financial assets from related parties		15,000	0
Credit losses on current financial assets		55,000	49,000
Cash and cash equivalents		€ 6,584,000	10,901,000	€ 8,018,000				€ 6,939,000
Codere Online Business [Member]
Reserve Quantities [Line Items]
Trade receivables and other current assets			936,000	29,216,000					€ 26,738,000
Current financial assets from related parties			0	1,695,000					1,295,000
Credit losses on current financial assets	€ 101,000		€ 49,000	67,000
Cash and cash equivalents, description			the Company to maintain 1 euro as restricted cash for each euro the customer has in the virtual wallet.
Cash and cash equivalents			€ 2,647,000	2,524,000		€ 6,700,000			2,105,000
Current financial assets			4,412,000	2,527,000					1,078,000
Codere Online Business [Member] | Codere Group [Member]
Reserve Quantities [Line Items]
Trade receivables and other current assets			498,000	28,999,000					26,560,000
Codere Online Business [Member] | Codere Apuestas S A U [Member]
Reserve Quantities [Line Items]
Current accounts with related parties			€ 0	€ 26,365,000					€ 25,408,000